Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Contingencies Abstract
Schedule of claims with probable chance of loss and claims arising from business combinations with possible loss
		2018	2017
Labor claims	(a)	177,751	250,075

Tax claims	(b)
Normal operations
IR and CSL		20,717	17,313
PIS and COFINS	(i)	156,796	155,681
ICMS	(ii)	64,468	76,342
Other tax claims		23,237	13,117
		265,218	262,453

Business Combination
IR and CSL		1,500	50,051
PIS and COFINS	(iii)	59,739	56,135
ICMS - interstate purchases	(iv)	280,622	263,538
		341,861	369,724

Corporate claims	(c)	111,049	135,779

Civil claims and other		69,438	74,614

		965,317	1,092,645

Schedule of changes in claims with probable chance of loss
			Corporate	Civil claims
	Labor claims	Tax claims	claims	and other	Total

December 31, 2017	250,075	632,177	135,779	74,614	1,092,645

Additions, inflation adjustments and exchange variation	80,685	77,236	8,676	5,001	171,598
Payments	(70,553)	(40,768)	(31,680)	(173)	(143,174)
Reversals	(82,456)	(61,566)	(1,726)	(10,004)	(155,752)

December 31, 2018	177,751	607,079	111,049	69,438	965,317

Schedule of claims with probable chance of loss
	2018	2017

Tax claims	6,082,336	6,048,462
Labor claims	992,205	812,400
Civil claims	579,145	693,188
Social security tax claims	125,338	91,824
Other lawsuits	535,802	285,944
Total	8,314,826	7,931,818